Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation (Abstract)
Stock Based Compensation
13.  Stock Based Compensation:

On April 1, 2011, the Board of Directors approved the grant of 340,279 shares of the Company's Class A common stock in the form of restricted stock to certain of its employees to be vested as follows: 88,823 Class A common shares immediately, 83,823 Class A common shares on April 1, 2012, 83,823 Class A common shares on April 1, 2013 and 83,810 Class A common shares on April 1, 2014. The restricted stock granted is being recognized as expense over the vesting period based on its fair value on the grant date.

On July 15, 2011, the Board of Directors approved a cash bonus of $2.0 million and stock award of an aggregate grant date fair value of $5.8 million (equal to the value of 1,965,000 shares of the Company's Class A common stock at the closing price on July 14, 2011) and 35,000 shares of the Company's Class B common stock, in the form of restricted stock to the Chairman of its Board of Directors. The Class B shares and the 50% of the Class A shares, vested on October 6, 2011, with the remaining 50% of the Class A shares vested on December 30, 2011. The cash bonus is included in General and Administrative expenses in the accompanying 2011 consolidated unaudited statement of operations. In addition, on the same date, the Board of Directors approved a share grant of 15,000 Class B restricted shares to the Business Development Officer which vested on August 31, 2011. The total cost of the stock awards granted was recognized as expense over their vesting periods based on their fair value on the grant date. The fair value of the Class B shares is determined by reference to the Class A shares price.

Restricted stock during the years ended December 31, 2009, 2010 and 2011 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2008	852,845	$29.97
Granted	2,285,000	$5.91
Vested	(1,977,178)	$9.22
Forfeited or expired	(309,399)	$47.76
Outstanding at December 31, 2009	851,268	$7.11
Granted	2,299,164	$5.05
Vested	(1,451,208)	$5.80
Forfeited or expired	(47,829)	$9.33
Outstanding at December 31, 2010	1,651,395	$5.33
Granted	3,844,668	$1.92
Vested	(4,337,280)	$2.32
Forfeited or expired	(76,451)	$10.13
Outstanding at December 31, 2011	1,082,332	$4.94

The total fair value of the shares vested during the years ended December 31, 2009, 2010 and 2011 amounted to $18.2 million, $8.4 million and $10.0 million, respectively. During the years ended December 31, 2009, 2010 and 2011 the compensation expense in connection with all stock-based employee compensation awards amounted to $19,847, $9,647 and $10,169, respectively, and is included in General and Administrative expenses in the accompanying consolidated statements of operations.  At December 31, 2011, the total unrecognized cost related to the above awards was $1.7 million which will be recognized through April 1, 2014.